Stockholders' Deficiency - Schedule of Stock Option Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Options [Member]
Unrecognized expense	$ 1,213,861		$ 1,213,861		$ 2,016,946
Option [Member]
Stock-based compensation expense	$ 442,804	$ 827,187	1,172,482	$ 1,661,807	$ 2,208,929	$ 3,412,892
Weighted Average Remaining Amortization Period	1 year 6 months				1 year
Consulting Expenses [Member] | Options [Member]
Stock-based compensation expense	$ 175,567	241,590	471,649	505,817	$ 965,916
Unrecognized expense	$ 181,413		181,413		$ 502,144
Weighted Average Remaining Amortization Period	1 year 3 months 19 days				7 months 6 days
Research and Development Expense [Member] | Options [Member]
Stock-based compensation expense	$ 96,138	68,593	245,932	144,438	$ 340,471	481,041
Unrecognized expense	$ 398,589		398,589		$ 551,073
Weighted Average Remaining Amortization Period	1 year 9 months 18 days				1 year 6 months
General and Administrative Expense [Member] | Options [Member]
Stock-based compensation expense	$ 171,099	$ 517,004	454,901	$ 1,011,552	$ 902,542	1,373,459
Unrecognized expense	$ 633,859		$ 633,859		$ 963,729
Weighted Average Remaining Amortization Period	1 year 4 months 24 days				1 year
Consulting Expense [Member] | Options [Member]
Stock-based compensation expense						$ 1,558,392